Average Annual Total Returns - Retail Class - Transamerica MLP Energy Income	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes) 1 Year	Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes) 5 Years	Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(16.33%)	1.03%	(3.94%)	Apr. 30, 2013	(17.64%)	0.10%	(4.78%)	(9.63%)	0.56%	(3.07%)	(12.95%)	1.42%	(3.95%)	Apr. 30, 2013	(11.34%)	2.45%	(2.97%)	Apr. 30, 2013	18.40%	15.22%	14.12%	(28.69%)	(5.95%)	(7.51%)